FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Y item	Dec. 31, 2021 USD ($)	Apr. 01, 2021 USD ($)
Unsplash Inc.
Quantitative information associated with the fair value measurements
Obligations to transfer contingent consideration relating acquisition	$ 0.0	$ 14.0	$ 13.2
Unsplash Inc. | Two Year Earnout Is Met
Quantitative information associated with the fair value measurements
Threshold revenues in calculating contingent consideration payments	$ 10.0
Level 3 | Probability-adjusted discounted cash flow | Years until milestones are expected to be achieved
Quantitative information associated with the fair value measurements
Fair value measurements input | Y	1.57
Level 3 | Probability-adjusted discounted cash flow | Discount rate
Quantitative information associated with the fair value measurements
Fair value measurements input | item	0.0994